UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-01528
                                   ------------------------------------------

                                Bruce Fund, Inc.
-----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414                    Chicago, IL    60606
-----------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-236-9160

Date of fiscal year end:            06/30
                        -----------------------------

Date of reporting period:  06/30/05
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                BRUCE FUND, INC.







                             REPORT TO SHAREHOLDERS

                             -----------------------

                                Fiscal Year Ended
                                  June 30, 2005





                                BRUCE FUND, INC.
                              20 North Wacker Drive
                                   Suite 2414
                             Chicago, Illinois 60606
                                 (312) 236-9160

                                                                   June 30, 2005

Management Discussion and Analysis
----------------------------------

     The Bruce Fund shares produced a total return of 27.80% for the year ended June 30, 2005, compared to a total return of 6.32% for the S&P 500 Index for the same period. Both stock and bond holdings contributed to the gain.

     Fund management concentrates its efforts at finding what it sees as opportunities for capital appreciation. In doing so we feel we take above average risks, as summarized in the prospectus. Recent areas of investment have been convertible bonds selling at substantial discounts to par. Certain smaller-cap equities have also been an area of interest, somewhat divided between value, emerging growth and turnaround plays. We have attempted to find situations the market might have overly discounted a company's prospects, creating a capital appreciation opportunity, in our opinion. We look for situations with the intent of holding the securities for a three to five year time frame.

     As stated in the Prospectus, the Fund's objective is long-term capital appreciation from stocks and/or bonds. Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information (including the proxy voting record), or can visit www.thebrucefund.com, to obtain the same.


                          TOTAL RETURN TEN YEAR ENDED
                                 JUNE 30, 2005

                                [GRAPHIC OMITTED]

                                 Bruce Fund    S&P 500 Index
                        6/30/96    $12,081      $12,600
                        6/30/97    $12,821      $16,972
                        6/30/98    $16,638      $22,091
                        6/30/99    $14,399      $27,119
                        6/30/00    $14,606      $29,085
                        6/30/01    $19,318      $24,772
                        6/30/02    $20,914      $20,315
                        6/30/03    $29,696      $20,368
                        6/30/04    $48,262      $24,260
                        6/30/05    $61,678      $25,793


                    BRUCE FUND AVERAGE ANNUAL TOTAL RETURN

                   ONE YEAR      FIVE YEARS     TEN YEARS
                   -----------   ------------  -----------
UNTAXED             27.80%        33.40%        19.96%
Maximum Tax Rate    26.83%        30.65%        17.78%
MTR & Liquidated    18.54%        28.22%        16.64%

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; and actual after-tax returns depend on the investor's tax situation and are not relevant in tax deferred accounts. Past performance is not predictive of future results.

FUND HOLDINGS - (Unaudited)
-------------

              BRUCE FUND PORTFOLIO ANALYSIS AS OF JUNE 30, 2005 1

                               [GRAPHIC OMITTED]

                COMMON STOCKS/WARRANTS                  54.93%
                PREFERRED STOCK                         0.59%
                BONDS                                   40.21%
                CASH AND OTHER ASSETS LESS LIABILITIES  4.27%

1As a percent of net assets.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs are also available by calling the Fund at
(800) 872-7823. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ABOUT YOUR FUND'S EXPENSES - (Unaudited)
--------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2005) and held for the entire period (through June 30, 2005).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled

"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------- --------------------------- ---------------------- -----------------------------------
                            Beginning Account Value       Ending Account         Expenses Paid During Period*
                                January 1, 2005                Value                  January 1, 2005 -
       Bruce Fund                                          June 30, 2005                June 30, 2005

-------------------------- --------------------------- ---------------------- -----------------------------------

Actual                             $1,000.00                 $1,010.00                      $4.80

-------------------------- --------------------------- ---------------------- -----------------------------------
Hypothetical
(5% return before                  $1,000.00                 $1,020.02                      $4.82
expenses)
-------------------------- --------------------------- ---------------------- -----------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).


                                                                  BRUCE FUND, INC.
                                                           SCHEDULE OF INVESTEMENTS
                                                                   JUNE 30, 2005

COMMON STOCKS/Warrants (54.93%)
No. of Shares                Issue                                                                Cost       Market Value
-------------                -----                                                                ----       ------------
                        PROPERTY-CASUALTY INSURANCE (3.55%)
       25,000                   RLI Corp.                                                        $966,400        $1,115,000
    1,124,100                   *Gainsco                                                        1,104,037         1,776,078
                        PHARMACUETICAL/DRUG DELIVERY (10.90%)
      270,025                   *QLT                                                            3,804,036         2,813,660
      260,000                   *Elan                                                           2,912,729         1,773,200
       25,000                   *Sepracor                                                       1,133,488         1,500,250
       20,000                   Merck                                                             609,481           616,000
       60,000                   Pfizer                                                          1,523,680         1,654,800
       60,000                   *Epix Pharmacuetical                                              447,420           529,200
                        LIFE SCIENCE PRODUCTS (1.04%)
       40,000                   *Serologicals                                                     754,562           850,000
                        HEALTH SERVICES (2.36%)
      212,300                   *Health Grades                                                    162,168         1,019,040
       52,000                   *America Service Group                                            605,654           824,200
       20,000                   *Radiologix                                                        42,400            85,000
                        BUSINESS SERVICES (5.14%)
      200,000                   *Darling International                                            823,083           750,000
       75,000                   *Danka Business Systems                                           305,629           111,000
      210,000                   *Internet Capital Group                                         1,518,587         1,539,300
      358,200                   *Open TV                                                        1,016,594           981,468
      553,100                   *Private Business                                               1,095,477           807,526
                        ENERGY/ENERGY SERVICES (8.05%)
      297,200                   *Arena Resources                                                2,579,592         3,551,540
      102,300                   *Arena Resources Warrants                                               0           511,500
       59,800                   *Team, Inc.                                                       647,646         1,285,700
       52,300                   *Duratek                                                        1,020,858         1,207,607
                        AUTOMOTIVE/TRANSPORTATION (14.26%)
       79,800                   *Amerco                                                         2,687,322         4,273,290
      320,080                   *Rural Metro                                                      438,002         2,759,090
      376,200                   *Amerigon                                                       1,527,441         1,316,700
      160,000                   Titan Wheel Intl.                                               2,013,766         2,236,800
    7,026,537                   *Timco Aviation                                                   966,563         1,053,980
                        TELECOMMUNICATIONS (1.74%)
      522,900                   *IBasis                                                         1,099,399         1,422,288
                        MANUFACTURING (5.74%)
      965,200                   *AirBoss of America                                             2,641,420         4,217,924
       40,000                   *Encore Wire                                                      439,600           463,600
                        CONSUMER PRODUCTS (1.26%)
      410,000                   *Oneida                                                         1,058,700         1,025,000
                        ELECTRONICS MANUFACTURING (0.03%)
       24,665                   *Reptron Electronics                                              102,353            27,132
                        MINERAL EXPLORATION (0.85%)
      130,270                   *Solatario Resources                                              140,615           184,983
      240,000                   *Crown Resources                                                  339,500           508,800
                                                                                                  -------           -------
                                     TOTAL COMMON STOCKS                                       36,528,202        44,791,656

PREFERRED STOCK (0.59%)
No. of Shares
-------------
                        POWER PRODUCERS (0.59%)
       10,000                   AES Convt. C 6.75%                                                331,030           483,000
                                                                                                  -------           -------
                                     TOTAL PREFERRED STOCKS                                       331,030           483,000

BONDS (40.21%)
Principal                    Issue                                                                Cost       Market Value
---------                    -----                                                                ----       ------------
                        U.S. GOVERNMENT (1.81%)
   $4,000,000                   U.S. Treasury "Strips" bp due 8-15-2028                         1,026,405         1,472,500
                        MUNICIPAL (0.16%)
   $1,000,000                   *Indianapolis Air Auth. 6.5% due 11-15-2031 (flat)                295,180           130,000
                        CORPORATE (7.67%)
   $3,550,000                   Calpine 8.5% due 2-15-2011                                      2,438,031         2,467,250
   $2,300,000                   Charter 9.92% due 4-1-2011                                      1,826,750         1,679,000
   $1,029,000                   Danka 10% due 4-1-2008                                            992,721           761,460
     $179,149                   Reptron 7.00% due 3-3-2009                                         85,210           107,490
   $1,500,000                   Level 3   9.125% due 5-1-2008                                   1,183,750         1,237,500
                                                                                                ---------         ---------
                                     TOTAL CORPORATE BONDS                                      6,526,462         6,252,700

                        Corporate Convertibles (30.57%)
   $2,200,000                   *Adelphia 6.00% due 2-15-2006 (flat)                              871,125           104,500
   $2,000,000                   America West 2.491% due 7-30-2023                                 507,000           640,000
     $200,000                   Calpine 4.75% due 11-15-2023                                      162,000           139,000
   $1,500,000                   Ciphergen Biosystems 4.5% due 9-1-2008                          1,075,000         1,065,000
   $2,700,000                   Corixa 4.25% due 7-1-2008                                       2,359,500         2,659,500
     $100,000                   Cubist 5.5% due 11-1-2008                                          55,880            91,000
   $1,100,000                   Curagen 6.00% due 2-2-2007                                        937,500         1,028,500
   $4,300,000                   Curagen 4.00% due 2-15-2011                                     3,267,000         3,182,000
   $1,200,000                   Durect 6.25% due 6-15-2008                                        932,375         1,968,000
     $500,000                   Elan 6.5% due 11-10-2008                                          387,500           580,000
     $500,000                   Emeritus 6.25% due 1-1-2006                                       408,000           475,000
   $2,500,000                   Epix 3% due 6-15-2024                                           1,903,750         1,900,000
   $2,000,000                   Guilford 5% due 7-1-2008                                        1,565,000         1,510,000
   $2,359,000                   Ibasis 6.75% due 6-18-2009                                      2,028,758         3,491,320
   $3,000,000                   Isis 5.5% due 5-1-2009                                          2,509,375         2,400,000
   $2,500,000                   *Kellstrom 5.5% due 6-15-2003 (liquidating)                       143,750            50,000
   $1,000,000                   *Kellstrom 5.75% due 10-15-2002 (liquidating)                      53,750            20,000
   $1,500,000                   Level 3 Comm. 6.00% due 3-15-2010                                 786,750           787,500
     $500,000                   PMA Group 6.5% due 9-30-2022                                      422,000           527,500
   $1,500,000                   Silcon Graphics 6.125% due 2-1-2011                             1,030,250           720,000
     $200,000                   Titan Wheel 5.25% due 7-26-2009                                   212,000           242,000
   $2,000,000                   UT Starcom 0.875% due 3-1-08                                    1,452,500         1,350,000
                                                                                                ---------         ---------
                                     TOTAL CORPORATE CONVERTIBLES                              23,070,763        24,930,820

                                     Total Bonds (40.21%)                                     $30,918,810       $32,786,020
                                                                                              -----------       -----------

                                     Total Investments (95.73%)                               $67,778,042       $78,060,676
                                                                                              -----------       -----------

                                     Cash, other assets less liabilities (4.27%)                                 $3,483,569
                                                                                                                 ----------

                                     TOTAL NET ASSETS (100%)                                                    $81,544,245
                                                                                                                -----------

The accompanying notes to financial statements are an integral part of this schedule.

*Non-cash income producing

                                BRUCE FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005

ASSETS
         Investments, at Market Value (Cost $67,778,042)       $78,060,676
         Cash                                                    2,917,238
         Dividends Receivable                                       12,400
         Interest Receivable                                       619,251
         Prepaid Insurance                                             523
                                                              --------------

                  TOTAL ASSETS                                  81,610,088
                                                              --------------

LIABILITIES
                  Accrued Expenses                                  65,843
                                                              --------------

                  TOTAL LIABILITIES                                 65,843
                                                              --------------

NET ASSETS
                                                               $81,544,245
                                                              ===============

NET ASSETS CONSIST OF:
         Capital Stock (232,750 Shares of $1 Par Value
           Capital Stock Issued and Outstanding; 1,000,000
           Shares Authorized)                                      232,750
         Paid-in Surplus                                        69,816,659
         Accumulated Undistributed Net Investment Income           555,808
         Accumulated Net Realized Gains on Investments             656,394
         Net Unrealized Appreciation on Investments             10,282,634
                                                               -------------

                  NET ASSETS                                   $81,544,245
                                                               =============


NET ASSET VALUE PER SHARE                                      $    350.35
                                                               =============

The accompanying notes are an integral part of this statement.

                                BRUCE FUND, INC.
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2005

INVESTMENT INCOME
         Dividends                               $  97,750
         Interest                                1,129,967
                                                -----------
                                                                  $ 1,227,717
                                                                  -----------
EXPENSES
         Management Fees                         $ 342,177
         Custodian/Security Transaction              5,340
         Directors                                   1,008
         Transfer Agent Fees                        45,046
         Audit, Tax, Accounting Fees                17,241
         Insurance                                   1,001
         Legal                                       1,220
         Registration                               35,500
         Printing, Postage                          10,030
                                                  ---------

                  Total Expenses                                    458,563
                                                                  -----------

                  NET INVESTMENT INCOME                             769,154
                                                                  -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net Realized Gains on Investments                               734,084
    Net Change in Unrealized Appreciation on Investments          5,847,709
                                                                  -----------

                  NET GAIN ON INVESTMENTS                         6,581,793
                                                                  -----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $ 7,350,947
                                                                ===========


The accompanying notes are an integral part of this statement.

                                BRUCE FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE YEARS ENDED JUNE 30, 2005 AND 2004

                                                                           2005              2004
                                                                           ----              ----
OPERATIONS
      Net Investment Income                                            $ 769,154       $  158,399
      Net Realized Gains on Investments                                  734,084          632,624
      Net Change in Unrealized Appreciation
        on Investments                                                 5,847,709        2,994,863
                                                                       ---------        ---------
      Net Increase in Net Assets
         Resulting from Operations                                     7,350,947        3,785,886
                                                                       ---------        ---------

DISTRIBUTIONS TO SHAREHOLDERS
      Distributions from Net Investment Income                         (510,278)         (170,748)
      Distributions from Net Capital Gains                             (637,110)         (244,153)
                                                                       ---------         ---------
      Decrease in Net Assets Resulting from
           Distributions to Shareholders                             (1,147,388)         (414,901)
                                                                      -----------        ---------

CAPITAL STOCK TRANSACTIONS
      Proceeds from Shares Issued                                     74,090,438         5,883,514
      Increase from Shares Issued in Reinvested
        Distributions                                                  1,050,969           410,090
      Cost of Shares Redeemed                                       (14,689,517)         (119,655)
                                                                    ------------       -----------
      Increase in Net Assets Resulting from
          Capital Stock Transactions                                  60,451,890         6,173,949
                                                                      ----------         ---------

TOTAL INCREASE                                                        66,655,449         9,544,934

NET ASSETS
      Beginning of Year                                               14,888,796         5,343,862
                                                                      ----------         ---------
      End of Year (including accumulated undistributed
        net investment income of $555,808 and $296,932
        respectively)                                                $81,544,245       $14,888,796
                                                                     ===========       ===========



The accompanying notes are an integral part of these statements.

                                BRUCE FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2005



NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     The financial statements of Bruce Fund, Inc. (the "Fund") have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     A description of the significant accounting policies follows:

1. Portfolio valuation: Market value of investments is based on the last sales price reported on each valuation date. If there were no reported sales on that day, the investments are valued using the mean of the closing bid and asked quotations obtained from published sources. NASDAQ and unlisted securities for which quotations are available also use the evaluated mean price.

2. Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method. Realized gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At June 30, 2005, the cost of investments held was $67,778,042 for both financial reporting and federal income tax purposes. At June 30, 2005, gross unrealized appreciation on investments was $15,460,181 and gross unrealized depreciation on investments was $(5,177,547) for both financial reporting and federal income tax purposes.

3. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE B - CAPITAL STOCK:

     During the years ended June 30, 2005 and June 30, 2004, there were 44,399 and 458 shares redeemed; 222,962 and 22,207 shares issued and 3,043 and 1,798 shares issued through dividend reinvestment, respectively.

NOTE C - PURCHASES AND SALES OF SECURITIES:

     During the year ended June 30, 2005, purchases and sales of securities with original maturities of greater than one year were $60,407,048 and $3,942,689 respectively.



NOTE D - RELATED PARTIES

     Bruce and Company, an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice. In addition it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to Bruce and Company for its services under the Investment Advisory Contract is paid monthly based on the following:

        ANNUAL PERCENTAGE FEE             APPLIED TO AVERAGE NET ASSETS OF FUND
              1.0%                                Up to $20,000,000; plus
              0.6%                           $20,000,000 to $100,000,000; plus
              0.5%                                 over $100,000,000.

     As of June 30, 2005, Robert B. Bruce owned 12,941 shares and R. Jeffrey Bruce owned 1,914 shares. Robert B. Bruce is a director of the Fund; both Robert
B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce and Company.

NOTE E - TAXES:

     The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies, and personal holding companies.

NOTE F - DIVIDEND DISTRIBUTION:

     During December 2004, the Fund announced a dividend from net investment income of $5.19 per share, aggregating $510,278 and a long-term capital gain distribution of $6.48 per share aggregating $637,110. These distributions were payable December 30, 2004 to shareholders of record on December 29, 2004.

NOTE G - FINANCIAL HIGHLIGHTS:

     Selected data for each share of capital stock outstanding through each year is presented below 1:

                                                    2005          2004            2003            2002            2001
                                                    ----          ----            ----            ----            ----

Net Asset Value, Beginning of Period (B)        $ 283.34        $184.27         $145.67         $157.42         $128.15

       Net Investment Income                        5.67           4.41            6.19            6.76            4.74
           Net Gains or (Losses) on Investments    73.01         107.66           50.11            6.74           35.43
             (both realized and unrealized)       ------        -------          ------         -------         -------

         Total From Investment Operations          78.68         112.07           56.30           13.50           40.17
                                                  ------        -------          ------         -------         -------


       Distribution (from net investment
             income) (A)                           (5.19)        (5.35)           (5.30)          (8.00)          (1.90)

       Distribution (from net capital gain) (A)    (6.48)        (7.65)          (12.40)         (17.25)          (9.00)
                                                  ------         ------         -------          ------           ------
         Total Distributions                      (11.67)       (13.00)          (17.70)         (25.25)         (10.90)
                                                 -------        -------         -------         -------          -------

Net Asset Value, End of Period (C)               $350.35        $283.34         $184.27         $145.67        $ 157.42
                                                 =======        =======         ========        =======         ========


 Total Return                                     27.80%        62.52%            41.99%          8.26%          32.26%
 ------------


Ratios/Supplemental Data
------------------------

Net Assets, End of Period ($ million)             $81.54        $14.88           $ 5.34       $   3.70        $   3.29
Ratio of Expenses to Average Net Assets2           1.03%         1.17%            1.41%          1.46%           1.60%
Ratio of Net Income to Average Net Assets3         1.73%         1.81%            4.11%          4.27%           3.28%
Portfolio Turnover Rate                           10.05%        22.01%           30.72%         28.59%          49.42%

--------

1 Figures are based on average daily shares outstanding during year, with the following exceptions: (A) number of shares at dividend payment date, (B) number of shares at beginning of year, (C) number of shares at end of year.

2 Ratio of expenses to average net assets before reimbursement for 2004, 2003, 2002 and 2001 was 1.27%,1.62%, 1.67% and 1.85% respectively. There were no expense reimbursements in 2005.


3 Ratio of net income to average net assets before reimbursement for 2004, 2003, 2002 and 2001 was 1.70%, 3.90%, 4.07% and 3.03% respectively. There were no expense reimbursements in 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and
Board of Directors of
Bruce Fund, Inc.:


We have audited the accompanying statement of assets and liabilities of Bruce Fund, Inc. (the "Fund"), a Maryland corporation, including the schedule of investments as of June 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 2005 and June 30, 2004, and the financial highlights included in Note G for the five years ended June 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bruce Fund, as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for the years ended June 30, 2005 and June 30, 2004, and the financial highlights for the five years ended June 30, 2005, in conformity with accounting principles generally accepted in the United States of America.


                                             /s/ Grant Thornton LLP


Chicago, Illinois
September 7, 2005

 BRUCE FUND
OFFICERS AND
 DIRECTORS


ROBERT B. BRUCE
President and Treasurer


R. JEFFREY BRUCE
Vice President and Secretary


JOHN R. NIXON
Director


W. MARTIN JOHNSON
Director


INVESTMENT ADVISER
     Bruce and Co., Inc.
     Chicago, Illinois


CUSTODIAN
     Huntington National Bank
     Columbus, Ohio


TRANSFER AGENT
     Unified Fund Services, Inc.
     Indianapolis, Indiana


COUNSEL
     Thomas P. Ward
     Lake Forest, Illinois


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     Grant Thornton LLP
     Chicago,  Illinois

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
         (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
         (3) Compliance with applicable governmental laws, rules, and regulations;
         (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
         (5)      Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The Board of Trustees has determined that, although none of its members meet the technical definition of an audit committee financial expert, the Board of Trustees has sufficient financial expertise to adequately perform its duties without the addition of a qualified expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
         FY 2005           $13,695
         FY 2004           $12,000

(b)      Audit-Related Fees
                                    Registrant
         FY 2005           N/A
         FY 2004           N/A
         Nature of the fees:

(c)      Tax Fees
                                    Registrant
         FY 2005           $2,500
         FY 2004           $2,500
         Nature of the fees:

 (d)     All Other Fees
                                    Registrant
         FY 2005           $0
         FY 2004                    $0
         Nature of the fees:

(e)      (1)      Audit Committee's Pre-Approval Policies

                  The independent Trustees of the Board of Trustees serve as the Audit Committee. Currently, they do not have written pre-approval policies for choosing the Trust's independent public accounting firm, but will consider adopting such policies in the future. The independent Trustees select the independent public accounting firm each year based on their annual review of the performance, cost and independence of the prior year's independent public accounting firm.

(2)      Percentages of Services Approved by the Audit Committee

                  The Board of Trustees does not currently have a separate Audit Committee, and the following percentages of services were approved by the independent Trustees:

                                                     Registrant
                   Audit-Related Fees:               100%
                   Tax Fees:                         100%
                   All Other Fees:                   N/A

                   None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:
                                    Registrant       Advisor
         FY 2005           $ 0              $ 0
         FY 2004           $ 0              $ 0

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. NOT APPLICABLE - applies to listed companies only

ITEM 6. SCHEDULE OF INVESTMENTS. NOT APPLICABLE - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. NOT APPLICABLE - applies to closed-end funds only

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. NOT APPLICABLE - applies to closed-end funds only.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. NOT APPLICABLE - applies to closed-end funds only

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. NOT APPLICABLE The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.
(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 16, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Code is filed herewith

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable - there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bruce Fund, Inc.

By        /s/ Robert B. Bruce
    ---------------------------------------------------------------------------
         Robert B. Bruce, President

Date      9/20/05
     --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Robert B. Bruce
   -----------------------------------------------------------------------------
         Robert B. Bruce, President

Date      9/20/05
     ---------------------------------------------------------------------------

By       /s/ R. Jeffery Bruce
   -----------------------------------------------------------------------------
         R. Jeffery Bruce, Principal Accounting Officer

Date     9/20/05
    ----------------------------------------